CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 $ / shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 1,767		¥ 1,658			¥ 1,180
Accounts payable	886,340	$ 128,912	583,532	[1]
Accrued expenses and other current liabilities	322,668	$ 46,930	314,870	[1]
Ordinary shares:
Par value | $ / shares							$ 0.0001
VIE [Member]
Accounts payable | ¥	4,891		4,715
Accrued expenses and other current liabilities | ¥	¥ 6,884		¥ 28,002
Common Class A [Member]
Ordinary shares:
Par value | $ / shares		$ 0.0001			$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	159,247,873	159,247,873	152,824,659
Shares outstanding	159,247,873	159,247,873	152,824,659
Common Class B [Member]
Ordinary shares:
Par value | $ / shares		$ 0.0001			$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.